DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, CAD in Millions, BRL in Millions, AUD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 AUD	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 BRL	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 CAD	Dec. 31, 2016 AUD	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 INR (₨)	Dec. 31, 2016 BRL	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (291)	$ (229)
Current	6,135	5,096
Non-current	30,749	28,423
Total debt obligations	37,991	33,579
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	436	836
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	17,666	16,652
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	16,760	13,692
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations	622	467
Unsecured Debt | Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,363	1,156
Unsecured Debt | Brookfield Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations	828	699
Unsecured Debt | Brookfield Office Properties’ senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Total debt obligations	119	261
Unsecured Debt | Brookfield Canada Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations	276	45
Unsecured Debt | BPY BOPC LP credit facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations	212	0
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,107	60
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	25,975	23,349
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,290	3,817			£ 3,173							£ 3,089
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,132	2,425	CAD 3,938							CAD 3,260
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,692	1,325							₩ 1,805,000							₩ 1,600,193
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,554	1,332		AUD 1,991							AUD 1,851
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,168	521				₨ 74,386							₨ 35,434
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	471	637					BRL 1,558							BRL 2,078
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 0	$ 402						€ 0							€ 382
Weighted average | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.40%	4.06%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.06%	4.06%	4.06%	4.06%	4.06%	4.06%	4.06%
Weighted average | Unsecured Debt | Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	3.10%	2.47%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%
Weighted average | Unsecured Debt | Brookfield Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.60%	1.81%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Weighted average | Unsecured Debt | Brookfield Office Properties’ senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.00%	4.17%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%	4.17%
Weighted average | Unsecured Debt | Brookfield Canada Office Properties’ revolving facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.89%	2.36%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Weighted average | Unsecured Debt | BPY BOPC LP credit facility
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.85%	0.00%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	2.85%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average | Secured Debt | Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	2.56%	2.17%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.56%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Weighted average | Secured Debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.59%	5.06%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	5.06%	5.06%	5.06%	5.06%	5.06%	5.06%	5.06%
Weighted average | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.59%	4.31%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.59%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%